Cover	Sep. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2021
Entity File Number	001-40512
Entity Registrant Name	JAWS JUGGERNAUT ACQUISITION CORPORATION
Entity Central Index Key	0001842609
Entity Tax Identification Number	98-1572844
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Washington Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	JUGGU
Security Exchange Name	NASDAQ
Class A ordinary shares
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	JUGG
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	JUGGW
Security Exchange Name	NASDAQ